Contingent Liabilities and Provision - Disclosure of Changes in the Restructuring Provision (Detail) - Restructuring provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of other provisions [line items]
Balance at beginning of year	$ 149	$ 256
Additional new provisions recognized	28	21
Amounts incurred and charged against existing provisions	(70)	(104)
Unused amounts reversed	(36)	(24)
Balance at end of year	$ 71	$ 149